CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - Redeemable Non-controlling interest ₽ in Millions, $ in Millions	Redeemable Non-controlling interest RUB (₽)	Redeemable Non-controlling interest USD ($)	RUB (₽)	USD ($)
Beginning balance at Dec. 31, 2016	₽ 1,506
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	(120)
Change in redemption value of redeemable noncontrolling interests	8,435
Ending balance at Dec. 31, 2017	9,821
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	(65)		₽ (65)
Foreign currency translation adjustment			50
Change in redemption value of redeemable noncontrolling interests	2,951
Ending balance at Dec. 31, 2018	13,035
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	(99)		(99)	$ (1.3)
Foreign currency translation adjustment	(18)		₽ (18)	$ (0.1)
Change in redemption value of redeemable noncontrolling interests	2,293
Ending balance at Dec. 31, 2019	₽ 14,246	$ 180.7